Property, Plant and Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 100,775	$ 79,930
Less accumulated depreciation	35,668	25,734
Fixed assets, net	65,107	54,196
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,416	1,401
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	29,543	23,444
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	42,100	33,474
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,605	1,129
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,760	7,197
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	499	431
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,737	3,508
Operating lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,234	4,465
Finance lease right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,881	$ 4,881